Deposits	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Deposits
Note 4: Deposits

	Payable on demand
(Canadian $ in millions)	Interest bearing	Non-interest bearing	Payable after notice (1)	Payable on a fixed date (2) (3)	April 30, 2024	October 31, 2023
Deposits by:
Banks (4)	$5,201	$1,798	$1,563	$23,453	$32,015	$29,587
Business and government	65,213	40,135	184,026	293,226	582,600	575,957
Individuals	3,600	33,772	136,977	148,608	322,957	305,335
Total (5)	$74,014	$75,705	$322,566	$465,287	$937,572	$910,879
Booked in:
Canada	$62,068	$64,585	$131,477	$321,141	$579,271	$564,412
United States	11,828	11,118	188,807	100,314	312,067	301,064
Other countries	118	2	2,282	43,832	46,234	45,403
Total	$74,014	$75,705	$322,566	$465,287	$937,572	$910,879

(1)	Includes $45,458 million of non-interest bearing deposits as at April 30, 2024 ($49,515 million as at October 31, 2023).
(2)
Includes $61,649 million of senior unsecured debt as at April 30, 2024 subject to the Bank Recapitalization
(Bail-In)
regime ($63,925 million as at October 31, 2023). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(3)
Deposits totalling $31,831 million as at April 30, 2024 ($30,852 million as at October 31, 2023) can be redeemed early, either fully or partially, by customers without penalty. These are classified as payable on a fixed date, based on their remaining contractual maturities.

(4)	Includes regulated and central banks.
(5)
Includes $496,771 million of deposits denominated in U.S. dollars as at April 30, 2024 ($492,404 million as at October 31, 2023), and $55,502 million of deposits denominated in other foreign currencies ($55,705 million as at October 31, 2023).

 Certain comparative figures have been reclassified for changes in accounting policy (Note 1).
The following table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total
As at April 30, 2024	$270,662	$89,600	$43,836	$404,098
As at October 31, 2023	269,262	73,226	43,106	385,594
The following table presents the maturity schedule for deposits payable on a fixed date greater than one hundred thousand dollars, which are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at April 30, 2024	$59,426	$37,452	$51,847	$121,937	$270,662
As at October 31, 2023	55,070	38,509	61,370	114,313	269,262